Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Altium Ltd.	3,476	$95,691
Appen Ltd.	2,291	23,404
AUB Group Ltd.	4,187	70,206
Bapcor Ltd.	18,486	117,795
Breville Group Ltd.	3,634	81,488
Cleanaway Waste Management Ltd.	73,154	144,902
Codan Ltd./Australia	3,476	47,019
Collins Foods Ltd.	4,187	36,052
Computershare Ltd.	35,234	446,562
CSL Ltd.	9,954	2,128,846
Domino’s Pizza Enterprises Ltd.	1,975	178,596
Evolution Mining Ltd.	129,797	438,548
JB Hi-Fi Ltd.	14,299	541,908
Nick Scali Ltd.	8,769	77,074
Northern Star Resources Ltd.	47,479	348,692
Pro Medicus Ltd.	553	24,357
Sonic Healthcare Ltd.	26,228	755,772
Technology One Ltd.	8,374	58,409
		5,615,321
Austria — 0.2%
CA Immobilien Anlagen AG	5,214	217,864
Wienerberger AG	5,767	222,296
		440,160
Belgium — 0.4%
Barco NV	3,239	88,681
Elia Group SA/NV	1,580	166,779
Etablissements Franz Colruyt NV	3,792	212,049
UCB SA	4,503	471,607
		939,116
Bermuda — 0.0%
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	227	11,992

Canada — 19.0%
Agnico Eagle Mines Ltd.	10,270	621,038
Alimentation Couche-Tard Inc., Class B	14,694	539,942
Atco Ltd., Class I, NVS	6,966	247,036
Badger Infrastructure Solutions Ltd.	1,027	31,168
Bank of Montreal	49,217	5,044,782
Brookfield Asset Management Inc., Class A	33,338	1,700,787
Canadian Imperial Bank of Commerce	41,159	4,685,339
Canadian National Railway Co.	28,282	2,984,029
Canadian Pacific Railway Ltd.	11,376	874,766
Canadian Tire Corp. Ltd., Class A, NVS	3,239	512,554
Canadian Western Bank	6,478	181,861
Cargojet Inc.	237	35,185
Cogeco Communications Inc.	1,106	108,146
Cogeco Inc.	316	24,508
Dollarama Inc.	2,528	115,714
Empire Co. Ltd., Class A, NVS	5,609	176,921
Enghouse Systems Ltd.	1,027	45,725
Equitable Group Inc.	316	33,912
Finning International Inc.	9,559	250,234
First National Financial Corp.	1,501	59,587
FirstService Corp.	553	94,848
Fortis Inc.	37,604	1,664,514
Franco-Nevada Corp.	2,370	343,933
George Weston Ltd.	3,103	295,756
Security	Shares	Value

Canada (continued)
goeasy Ltd.	395	$50,548
iA Financial Corp. Inc.	6,636	361,297
Intact Financial Corp.	6,399	869,357
Loblaw Companies Ltd.	6,320	388,958
Magna International Inc.	11,218	1,038,633
Manulife Financial Corp.	194,735	3,833,119
Maple Leaf Foods Inc.	3,871	80,349
Metro Inc.	9,480	454,499
National Bank of Canada	23,858	1,785,501
North West Co. Inc. (The)	4,462	126,668
Open Text Corp.	9,796	497,465
Parkland Corp./Canada	10,033	324,235
Premium Brands Holdings Corp.	1,896	192,613
Quebecor Inc., Class B	8,532	227,548
Ritchie Bros Auctioneers Inc.	4,424	262,278
Royal Bank of Canada	76,788	7,779,772
Saputo Inc.	10,112	301,582
Stantec Inc.	3,634	162,146
Stella-Jones Inc.	1,896	68,263
Sun Life Financial Inc.	43,055	2,220,132
TMX Group Ltd.	2,370	250,345
Toromont Industries Ltd.	2,635	229,574
Toronto-Dominion Bank (The)	109,810	7,695,381
Wheaton Precious Metals Corp.	10,981	484,029
		50,356,577
China — 5.5%
China Communications Services Corp. Ltd., Class H	316,000	157,797
China Gas Holdings Ltd.	80,800	246,141
China Medical System Holdings Ltd.	79,000	207,646
China Merchants Bank Co. Ltd., Class A	79,000	661,458
China Overseas Land & Investment Ltd.(b)	444,000	1,006,824
China Railway Group Ltd., Class A	142,200	115,181
China Resources Gas Group Ltd.	10,000	59,972
China Water Affairs Group Ltd.	178,000	137,094
CIFI Holdings Group Co. Ltd.	474,000	369,733
CSPC Pharmaceutical Group Ltd.	474,000	684,670
Guangdong Investment Ltd.	316,000	453,875
Haier Smart Home Co. Ltd., Class H(a)	47,400	165,311
Kweichow Moutai Co. Ltd., Class A	1,700	540,190
Longfor Group Holdings Ltd.(c)	130,000	724,120
Luxshare Precision Industry Co. Ltd., Class A	7,900	56,157
Metallurgical Corp. of China Ltd., Class A	158,000	72,747
New China Life Insurance Co. Ltd., Class A	15,800	112,060
New China Life Insurance Co. Ltd., Class H	94,800	323,246
Ping An Insurance Group Co. of China Ltd., Class A	63,200	627,579
Ping An Insurance Group Co. of China Ltd., Class H	395,000	3,861,282
Shanghai International Airport Co. Ltd., Class A	14,300	106,323
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	23,700	48,815
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	79,000	172,530
Shengyi Technology Co. Ltd., Class A	15,800	57,161
Shenzhou International Group Holdings Ltd.	15,800	398,994
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	15,800	48,709
Suofeiya Home Collection Co. Ltd., Class A	7,900	29,539
Tencent Holdings Ltd.	36,200	2,725,588
Wuhu Sanqi Interactive Entertainment Network Technology
Group Co. Ltd., Class A	15,800	58,683
Wuliangye Yibin Co. Ltd., Class A	4,100	188,485
Zhejiang Supor Co. Ltd., Class A	7,900	77,853
		14,495,763

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia — 0.2%
Bancolombia SA	22,617	$159,096
Grupo Argos SA	39,026	103,986
Grupo Nutresa SA	18,249	106,392
Interconexion Electrica SA ESP	27,097	159,925
Promigas SA ESP	19,592	35,264
		564,663
Denmark — 0.8%
Coloplast A/S, Class B	4,898	804,169
DSV Panalpina A/S	1,185	276,624
GN Store Nord A/S	948	82,903
Novozymes A/S, Class B	5,688	429,157
Ringkjoebing Landbobank A/S	948	96,282
ROCKWOOL International A/S, Class A	79	33,509
ROCKWOOL International A/S, Class B	237	115,424
Royal Unibrew A/S	1,659	211,395
SimCorp A/S	948	119,071
		2,168,534
Finland — 0.7%
Huhtamaki OYJ	6,952	329,748
Neste OYJ	15,642	959,512
Olvi Oyj, Class A	711	42,774
Uponor OYJ	3,397	98,463
Valmet OYJ	8,532	372,587
		1,803,084
France — 6.3%
Danone SA	51,745	3,640,514
Dassault Systemes SE	1,027	249,249
Iliad SA	553	81,025
Pharmagest Interactive	237	26,107
Rubis SCA	9,243	411,273
Sanofi	75,050	7,884,946
Schneider Electric SE	25,043	3,947,892
Teleperformance	1,035	420,303
		16,661,309
Germany — 12.0%
Allianz SE, Registered	29,625	7,393,119
Atoss Software AG	237	52,383
Bechtle AG	474	88,098
Brenntag SE	5,925	551,454
Cewe Stiftung & Co. KGaA	237	36,701
Deutsche Boerse AG	9,638	1,682,277
Deutsche Wohnen SE	14,457	884,596
DIC Asset AG	4,819	83,216
Encavis AG(b)	4,947	93,586
Fresenius Medical Care AG & Co. KGaA	16,274	1,352,307
Fresenius SE & Co. KGaA	18,723	977,151
FUCHS PETROLUB SE	1,975	76,696
Gerresheimer AG	876	96,892
LANXESS AG	3,318	227,711
LEG Immobilien SE	4,977	716,473
Nemetschek SE	790	60,472
New Work SE	79	24,824
Nexus AG	316	23,540
Rheinmetall AG	2,765	273,218
SAP SE	40,053	5,625,831
Siemens AG, Registered	47,321	7,513,566
Sirius Real Estate Ltd	76,867	117,521
Software AG	2,449	110,175
Stratec SE	158	22,070
Security	Shares	Value

Germany (continued)
Symrise AG	2,607	$363,303
TAG Immobilien AG	10,854	344,034
Talanx AG(a)	5,688	232,690
Vermoegen AG	1,343	57,010
Vonovia SE	40,369	2,608,867
		31,689,781
Greece — 0.1%
Hellenic Telecommunications Organization SA	17,849	299,752
Sarantis SA	2,291	24,177
		323,929
Hong Kong — 3.2%
AIA Group Ltd.	379,200	4,704,194
CLP Holdings Ltd.	158,000	1,561,489
Henderson Land Development Co. Ltd.	114,852	543,508
Wah International Holdings Ltd.	158,000	76,696
Kerry Logistics Network Ltd.	39,500	119,844
MTR Corp. Ltd.	94,500	526,176
Swire Properties Ltd.	94,800	282,379
Techtronic Industries Co. Ltd.	39,500	688,365
		8,502,651
India — 2.5%
Asian Paints Ltd.	2,607	105,101
Astral Ltd.	173	4,637
Balkrishna Industries Ltd.	1,817	54,802
Berger Paints India Ltd.	2,291	24,830
Infosys Ltd.	160,212	3,389,283
LIC Housing Finance Ltd.	12,087	76,583
Page Industries Ltd.	158	62,818
Power Grid Corp. of India Ltd.	305,019	954,699
Reliance Industries Ltd.	6,399	181,964
Reliance Industries Ltd., GDR(c)	7,110	402,426
Schaeffler India Ltd.	70	5,309
Sundaram Finance Ltd.	790	28,457
Tata Consultancy Services Ltd.	27,808	1,253,182
UltraTech Cement Ltd.	553	50,470
		6,594,561
Indonesia — 0.8%
Bank Central Asia Tbk PT	405,100	842,488
Bank Mandiri Persero Tbk PT	1,524,700	621,614
Bank Rakyat Indonesia Persero Tbk PT	2,820,300	766,826
Mayora Indah Tbk PT	173,800	27,688
		2,258,616
Ireland — 1.3%
CRH PLC	38,789	1,961,611
Kerry Group PLC, Class A	2,923	408,666
Smurfit Kappa Group PLC	15,757	856,918
UDG Healthcare PLC	7,900	116,821
		3,344,016
Italy — 3.3%
ACEA SpA	4,747	109,748
Buzzi Unicem SpA	1,185	31,481
DiaSorin SpA	316	59,792
Enel SpA	750,105	6,970,627
Interpump Group SpA	1,264	74,994
Iren SpA	50,244	143,399
Recordati Industria Chimica e Farmaceutica SpA	5,135	293,734
Reply SpA	316	51,900
Terna SpA	128,138	955,613

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Zignago Vetro SpA	474	$9,442
		8,700,730
Japan — 13.0%
Aeon Delight Co. Ltd.	100	3,134
Aeon Mall Co. Ltd.	7,900	121,768
Aica Kogyo Co. Ltd.	7,900	277,616
Alfresa Holdings Corp.	15,800	235,987
Astellas Pharma Inc.	94,800	1,652,047
Chiba Bank Ltd. (The)	56,200	339,672
COMSYS Holdings Corp.	8,900	246,529
Dai-ichi Life Holdings Inc.	79,000	1,453,538
DCM Holdings Co. Ltd.	7,900	75,304
DTS Corp.	7,900	188,423
Fujicco Co. Ltd.	7,900	135,755
Hakuhodo DY Holdings Inc.	18,100	281,900
Hankyu Hanshin Holdings Inc.	7,900	243,856
Hikari Tsushin Inc.	700	123,022
Itochu Techno-Solutions Corp.	1,300	40,216
Japan Material Co. Ltd.	7,900	96,047
Kakaku.com Inc.	7,900	237,664
Kandenko Co. Ltd.	13,200	103,114
Kansai Paint Co. Ltd.	8,900	227,182
Kao Corp.	23,700	1,461,344
KDDI Corp.	126,400	3,938,078
Kobayashi Pharmaceutical Co. Ltd.	200	17,101
Kurita Water Industries Ltd.	2,600	124,978
Kyowa Exeo Corp.	9,300	228,916
Lasertec Corp.	600	116,055
MCJ Co. Ltd.	7,900	88,167
Medipal Holdings Corp.	16,800	321,191
Miroku Jyoho Service Co. Ltd.	7,900	113,438
Mizuho Leasing Co. Ltd.	1,300	43,793
MonotaRO Co. Ltd.	1,000	23,565
Morinaga & Co. Ltd./Japan	1,500	47,973
Murata Manufacturing Co. Ltd.	19,800	1,508,262
NEC Networks & System Integration Corp.	3,100	48,946
Nichias Corp.	7,900	199,126
Nihon Unisys Ltd.	7,900	237,730
Nippon Gas Co. Ltd.	7,900	134,510
Nippon Sanso Holdings Corp.	8,900	182,700
Nippon Telegraph & Telephone Corp.	102,700	2,685,110
Nissan Chemical Corp.	7,900	386,152
Nisshin Seifun Group Inc.	15,800	231,637
Nitori Holdings Co. Ltd.	800	141,278
Nitto Denko Corp.	9,300	692,575
Nomura Co. Ltd.	15,800	135,836
Nomura Real Estate Holdings Inc.	8,900	225,427
Nomura Research Institute Ltd.	9,300	307,147
NSD Co. Ltd.	7,900	131,989
NTT Data Corp.	15,800	246,651
Obic Co. Ltd.	1,000	185,979
Okinawa Electric Power Co. Inc. (The)	7,900	98,599
Otsuka Corp.	7,900	414,120
Paltac Corp.	200	10,381
Pan Pacific International Holdings Corp.	15,800	328,561
Penta-Ocean Construction Co. Ltd.	23,900	166,540
Raito Kogyo Co. Ltd.	7,900	128,494
Sanwa Holdings Corp.	19,300	237,367
SBI Holdings Inc.	23,700	559,810
SCSK Corp.	900	53,625
Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	50,000	$1,026,738
Seven & i Holdings Co. Ltd.	40,500	1,939,983
Shimizu Corp.	47,400	364,268
Shin-Etsu Chemical Co. Ltd.	11,000	1,839,867
Shin-Etsu Polymer Co. Ltd.	7,900	73,029
Shionogi & Co. Ltd.	9,300	484,679
Shizuoka Gas Co. Ltd.	7,900	70,931
Sohgo Security Services Co. Ltd.	400	18,224
Sony Group Corp.	12,900	1,250,877
Sugi Holdings Co. Ltd.	400	29,184
Takuma Co. Ltd.	2,200	33,244
Terumo Corp.	9,300	376,673
TIS Inc.	8,900	227,139
Tokio Marine Holdings Inc.	65,700	3,026,157
Tokyo Century Corp.	800	43,011
Tokyo Steel Manufacturing Co. Ltd.	7,900	78,880
Tokyo Tatemono Co. Ltd.	15,800	225,506
Unicharm Corp.	8,900	358,494
USS Co. Ltd.	17,800	311,151
Yakult Honsha Co. Ltd.	800	45,298
Yamaguchi Financial Group Inc.	23,700	135,793
Yamaha Corp.	4,100	222,578
		34,467,629
Liechtenstein — 0.0%
Liechtensteinische Landesbank AG	553	31,600

Malaysia — 0.5%
Allianz Malaysia Bhd	2,000	6,266
My EG Services Bhd	79,000	33,904
Top Glove Corp. Bhd	1,232,400	1,237,892
		1,278,062
Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,264,000	951,139
Arca Continental SAB de CV	55,300	320,748
Bolsa Mexicana de Valores SAB de CV	47,400	104,411
Grupo Comercial Chedraui SA de CV	15,800	25,292
		1,401,590
Netherlands — 0.1%
Aalberts NV	3,792	204,236
IMCD NV	1,027	163,637
		367,873
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	13,904	302,473
Mainfreight Ltd.	1,975	106,189
Ryman Healthcare Ltd.	15,894	145,854
Summerset Group Holdings Ltd.	5,846	54,790
		609,306
Norway — 0.1%
Borregaard ASA	3,555	77,623
Tomra Systems ASA	2,068	114,163
		191,786
Philippines — 0.1%
Ayala Land Inc.	86,900	64,176
International Container Terminal Services Inc.	32,390	108,619
		172,795
Poland — 0.0%
Neuca SA	79	16,347

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.3%
Polymetal International PLC	33,850	$728,947

South Korea — 0.2%
AfreecaTV Co. Ltd.	316	33,391
Douzone Bizon Co. Ltd.	316	23,267
KIWOOM Securities Co. Ltd.	869	100,973
LEENO Industrial Inc.	395	61,511
LG Household & Health Care Ltd.	165	258,163
NICE Information Service Co. Ltd.	1,343	29,931
SK Gas Ltd.	237	25,808
		533,044
Spain — 2.5%
Cie. Automotive SA	4,819	142,702
Elecnor SA	553	7,115
Iberdrola SA	491,854	5,997,990
Vidrala SA	553	66,096
Viscofan SA	3,950	275,328
		6,489,231
Sweden — 1.2%
AAK AB	5,293	118,675
Assa Abloy AB, Class B	33,338	1,005,071
Atrium Ljungberg AB, Class B	2,844	64,737
Castellum AB	15,958	406,309
Fabege AB	14,811	237,495
Hexpol AB	14,615	180,674
ICA Gruppen AB	8,927	415,469
Lifco AB, Class B	3,160	73,906
Platzer Fastigheter Holding AB, Class B	3,081	46,729
Swedish Match AB	69,441	592,201
		3,141,266
Switzerland — 8.3%
ALSO Holding AG, Registered	316	91,217
Berner Kantonalbank AG	237	52,894
Chocoladefabriken Lindt & Spruengli AG, Registered	1	104,728
Coca-Cola HBC AG	10,349	374,599
DKSH Holding AG	2,475	189,605
EMS-Chemie Holding AG, Registered	316	310,599
Geberit AG, Registered	1,422	1,068,165
Givaudan SA, Registered	237	1,103,285
Logitech International SA, Registered	2,844	345,382
Nestle SA, Registered	64,543	8,045,095
Novartis AG, Registered	88,638	8,086,138
Roche Holding AG, Bearer	1,659	674,716
Siegfried Holding AG, Registered	79	74,138
Sika AG, Registered	2,765	905,918
Straumann Holding AG, Registered	158	252,017
Temenos AG, Registered	1,065	171,225
		21,849,721
Taiwan — 1.1%
Advantech Co. Ltd.	17,000	210,349
Chailease Holding Co. Ltd.	86,000	624,780
E.Sun Financial Holding Co. Ltd.	1,027,809	970,175
Shanghai Commercial & Savings Bank Ltd. (The)	553,000	897,520
Voltronic Power Technology Corp.	3,000	144,721
		2,847,545
Thailand — 0.2%
CP ALL PCL, NVDR	173,800	325,594
Krungthai Card PCL, NVDR	31,600	66,122
Security	Shares	Value

Thailand (continued)
Vibhavadi Medical Center PCL, NVDR(b)	347,600	$25,596
		417,312
Turkey — 0.2%
BIM Birlesik Magazalar AS	80,501	574,627

United Arab Emirates — 0.1%
Aldar Properties PJSC	332,827	346,262
National Central Cooling Co. PJSC	52,377	40,212
		386,474
United Kingdom — 12.6%
Ashtead Group PLC	8,453	628,297
Avon Rubber PLC	553	20,011
B&M European Value Retail SA	37,209	295,397
BAE Systems PLC	329,114	2,378,183
Bunzl PLC	16,669	551,431
CareTech Holdings PLC	4,029	33,830
Clarkson PLC	1,817	80,278
Clinigen Group PLC	3,713	31,793
Cranswick PLC	2,212	121,694
Croda International PLC	4,210	429,395
DCC PLC	5,846	478,873
Dechra Pharmaceuticals PLC	1,896	114,614
Diageo PLC	109,810	5,263,027
Diploma PLC	4,503	181,148
EMIS Group PLC	3,564	56,696
Experian PLC	29,625	1,143,796
Ferguson PLC	10,586	1,472,800
Focusrite PLC	711	12,860
Games Workshop Group PLC	1,343	211,795
Gamma Communications PLC	869	23,966
Genus PLC	869	59,680
Grainger PLC	26,860	105,859
Halma PLC	6,715	250,169
Hargreaves Lansdown PLC	15,484	340,716
HomeServe PLC	16,827	222,545
Impax Asset Management Group PLC	2,133	33,046
Intertek Group PLC	7,347	562,298
Learning Technologies Group PLC	8,295	21,583
Liontrust Asset Management PLC	3,555	92,598
London Stock Exchange Group PLC	7,189	794,459
Reckitt Benckiser Group PLC	45,899	4,055,184
RELX PLC	115,340	3,058,436
RWS Holdings PLC	8,295	64,659
Sage Group PLC (The)	69,046	654,020
Sanne Group PLC	7,268	83,648
Smith & Nephew PLC	38,473	834,373
Spectris PLC	6,330	283,913
Spirax-Sarco Engineering PLC	1,580	297,588
Ultra Electronics Holdings PLC	6,241	197,809
Unilever PLC	132,404	7,736,835
		33,279,302
Total Common Stocks — 99.6%
(Cost: $245,975,256)		263,255,260

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,026,217	1,026,833

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	700,000	$700,000
		1,726,833
Total Short-Term Investments — 0.6%
(Cost: $1,726,826)		1,726,833

Total Investments in Securities — 100.2%
(Cost: $247,702,082)		264,982,093

Other Assets, Less Liabilities — (0.2)%.		(653,306)

Net Assets — 100.0%.		$264,328,787

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,251	$970,574	(a)	$—	$1	$7	$1,026,833	1,026,217	$2,500	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	580,000	(a)	—	—	—	700,000	700,000	8		—
					$1	$7	$1,726,833		$2,508		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	1	09/16/21	$194	$1,385
MSCI EAFE Index	6	09/17/21	691	(17,990)
				$(16,605)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$57,239,919	$206,015,341	$—	$263,255,260
Money Market Funds	1,726,833	—	—	1,726,833
	$58,966,752	$206,015,341	$—	$264,982,093
Derivative financial instruments(a)
Assets
Futures Contracts	$1,385	$—	$—	$1,385
Liabilities
Futures Contracts	(17,990)	—	—	(17,990)
	$(16,605)	$—	$—	$(16,605)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company